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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2009
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Check here if Amendment [  ]; Amendment Number:
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   This Amendment (Check only one.):  [  ] is a restatement.
                                      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Venor Capital Management LP
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Address:   Times Square Tower
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           7 Times Square, Suite 3505
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           New York, NY 10036
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Form 13F File Number:  028-12495
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Zemel
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Title:     Chief Financial Officer
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Phone:     (212) 703-2100
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Signature, Place, and Date of Signing:

       /s/ David S. Zemel           New York, New York      May 15, 2009
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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                         Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
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Form 13F Information Table Entry Total:        4
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Form 13F Information Table Value Total:        $14,508
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                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

3/31/2009

                                                         VALUE             INVESTMENT   OTHER    VOTING  Market
NAME OF ISSUER                TITLE OF CLASS   CUSIP    (X1000) SHARES/PRN DISCRETION MANAGERS AUTHORITY  price      MV
----------------------------- -------------- --------- -------- ---------- ---------- -------- --------- ------ ------------
AEP INDUSTRIES EQUITY         COM            001031103 1,592.43   104,285  Sole       No       Sole       15.27 1,592,431.95
ENER1 INC EQUITY              COM NEW        29267A203 3,412.22   660,003  Sole       No       Sole        5.17 3,412,215.51
GENTEK INC- NEW EQUITY        COM NEW        37245X203 3,220.59   184,139  Sole       No       Sole       17.49 3,220,591.11
GRAPHIC PACKAGING CORP EQUITY COM            388689101 6,282.99 7,221,833  Sole       No       Sole        0.87 6,282,994.71